VESSELS, RIGS AND EQUIPMENT, NET - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) carrier rig tanker vessel	Dec. 31, 2025 carrier rig vessel tanker	Dec. 31, 2025 carrier rig tanker vessel	Dec. 31, 2025 tanker carrier rig vessel	Dec. 31, 2024 USD ($) vessel rig	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Number of rigs | rig	2	2	2	2	2
Vessel impairment charge	$ 34,093				$ 0	$ 7,389
Vessels, Rigs And Equipment, Capital Upgrades | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	3 years	3 years	3 years	3 years
Vessels, Rigs And Equipment, Capital Upgrades | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	10 years	10 years	10 years	10 years
Vessels, Rigs And Equipment, Special Periodic Survey
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	5 years	5 years	5 years	5 years
Container vessels
Property, Plant and Equipment [Line Items]
Number of container vessels sold | vessel		1
Container vessels | Vessels, Rigs And Equipment, Capital Upgrades
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades | vessel	14	14	14	14	1
Car Carrier | Vessels, Rigs And Equipment, Capital Upgrades
Property, Plant and Equipment [Line Items]
Number of carriers being upgraded | carrier	1	1	1	1
Suezmax Vessels
Property, Plant and Equipment [Line Items]
Number of tankers sold | tanker				1
Suezmax Vessels | Vessels, Rigs And Equipment, Capital Upgrades
Property, Plant and Equipment [Line Items]
Number of tankers being upgraded | tanker	4	4	4	4
Chemical Tankers | Vessels, Rigs And Equipment, Capital Upgrades
Property, Plant and Equipment [Line Items]
Number of tankers being upgraded | tanker	1	1	1	1
Dry Bulk Vessels
Property, Plant and Equipment [Line Items]
Number of dry bulk vessels sold		8	13
Dry Bulk Vessels | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 34,100
Number of carriers impaired | carrier			7
Cost
Property, Plant and Equipment [Line Items]
Capital improvements	51,700				$ 49,800
Cost | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Capital improvements	51,664				$ 49,842
Vessel impairment charge	$ 144,030